Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	WEST BANCORPORATION, INC.
Entity Incorporation, State or Country Code	IA
Entity File Number	0-49677
Entity Tax Identification Number	42-1230603
Entity Address, Address Line One	3330 Westown Parkway
Entity Address, City or Town	West Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50266
City Area Code	515-
Local Phone Number	222-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	WTBA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001166928
Amendment Flag	false
Document Period End Date	Oct. 29, 2026